CONSOLIDATED STATEMENTS OF CASH FLOWS - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Cash generated (used in)/from operations	¥ 80,192	¥ 74,306	¥ (74,499)
Income tax paid	(523)	(20)	(627)
Net cash generated from/(used in) operating activities	79,669	74,286	(75,126)
Cash flows from investing activities
Net cash used in business combinations			(642)
Proceeds from disposal of property, plant and equipment	66	11
Purchase of and deposit paid for property, plant and equipment	(30,599)	(55,244)	(1,597)
Purchase of and deposit paid for intangible assets	(187)	(215)	(81)
Restricted cash		1,547	(1,547)
Balances with related parties		717	(2,690)
Loan granted to a third party	(66,000)
Loan repayment from the third party	66,000
Interest income received	404	78	155
Proceeds from disposal of associate		80
Proceeds from disposal of subsidiaries		824	9,536
Proceeds from ceased operation of subsidiaries	(1)	(44)	(23)
Net cash (used in)/generated from investing activities	(30,317)	(52,246)	3,111
Cash flows from financing activities
Proceeds from borrowings	67,000	85,166	164,300
Repayment of borrowings	(63,045)	(130,190)	(141,920)
Repayment of lease liabilities	(38,842)	(25,672)	(11,041)
Proceeds from other borrowings	92,093	13,547	112,014
Repayment of other borrowings	(116,314)	(73,098)	(157,098)
Interest paid	(8,717)	(10,146)	(14,606)
Issuance of shares			94,153
Addition of paid-in capital		170,001
Capital contribution from non-controlling interests	(500)
Dividends paid to non-controlling interests	(225)	(546)	(250)
Net cash generated from/(used in) financing activities	(68,550)	29,062	45,552
Net (decrease)/increase in cash and cash equivalents	(19,198)	51,102	(26,463)
Cash and cash equivalents at beginning of the year	62,336	12,161	39,289
Effect of changes in foreign exchange rates	(302)	(927)	(665)
Cash and cash equivalents at end of the year	¥ 42,836	¥ 62,336	¥ 12,161